Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital/Owners' Equity (USD $) In Millions	Total	Parent's Equity [Member]	Common Units [Member]	Subordinated Units [Member]	General Partner Units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Before Noncontrolling Interest [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2011	$ 512.3	$ 472.7					$ 472.7	$ 39.6
Net income	66.1	60.9					60.9	5.2
Other comprehensive income	5.4	4.7					4.7	0.7
Cash contributions	12.4	11.3					11.3	1.1
Contribution from owners	6.0	6.0					6.0
Loan conversion to equity	101.4	101.4					101.4
Ending balance at Dec. 31, 2012	703.6	657.0					657.0	46.6
Net income	70.0	64.5					64.5	5.5
Other comprehensive income	18.4	17.0					17.0	1.4
Cash dividends	(26.8)	(24.2)					(24.2)	(2.6)
Contribution from owners	7.0	7.0					7.0
Loan conversion to equity	(126.5)	(126.5)					(126.5)	0
Ending balance at Dec. 31, 2013	645.7	594.8					594.8	50.9
Net income	37.5	34.6					34.6	2.9
Other comprehensive income	(4.2)	(3.3)					(3.3)	(0.9)
Cash dividends	(52.4)	(48.4)					(48.4)	(4.0)
Loan conversion to equity	204.0	204.0					204.0
Ending balance at Aug. 06, 2014	830.6	781.7					781.7	48.9
Allocation of Partnership Capital to unit holders		(781.7)	138.2	138.2	5.6	(1.4)	(501.1)	501.1
Net income	27.5		4.7	4.7	0.1		9.5	18.0
Other comprehensive income	(10.3)					(4.6)	(4.6)	(5.7)
Cash distributions	(21.4)		(3.2)	(3.2)	(0.1)		(6.5)	(14.9)
Contribution from owners	8.8		2.0	2.0	0.1		4.1	4.7
Ending balance at Dec. 31, 2014	$ 835.2		$ 141.7	$ 141.7	$ 5.7	$ (6.0)	$ 283.1	$ 552.1